Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	61-1399608
Plan number	004
Investment, current value	$ 9,317,819,598
Participant loan, current value	66,548,850
Total Assets (Held at End of Year)	$ 9,384,368,448
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	2.70%
Notes receivable from participants, maturity	1 month
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.25%
Notes receivable from participants, maturity	24 years
Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 260,624,140
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,091,992,599
Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	7,965,202,859
Investment, Identifier [Axis]: Collective Funds | State Street Global All Cap Equity ex-U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	164,991,440
Investment, Identifier [Axis]: Collective Funds | State Street S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	828,446,460
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	668,250,054
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,179,582,737
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,169,858,773
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	866,829,080
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	726,512,956
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	566,645,408
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	333,497,952
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	142,784,729
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	49,452,567
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	29,160,313
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	989,925,749
Investment, Identifier [Axis]: Collective Funds | State Street U.S. Bond Index Securities Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	114,686,205
Investment, Identifier [Axis]: Collective Funds | State Street U.S. Extended Market Index Non-Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	134,578,436
Investment, Identifier [Axis]: Corporate Stocks - Common | GE Vernova Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,091,992,599
Investment, Identifier [Axis]: Interest Bearing Cash | SSGA Government Reserve Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	12,592,503
Investment, Identifier [Axis]: Interest Bearing Cash | State Street Institutional U.S. Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 248,031,637